Financial Risk Management (Details 2) - INR (₨) ₨ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	₨ 39,427,187	₨ 34,218,072	₨ 28,030,747
Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	486,888	951,504	371,995
6% Compulsory Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,200,000	2,000,000
9% Cumulative Non-convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	500,000
6% Non Cumulative Compulsory convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows		500,000
Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	3,042,812	2,451,179	2,207,403
Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,612,496	2,059,500	60,742
Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	18,794,617	14,982,750	10,400,424
Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	3,564,494	2,045,239	4,479,774
Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	10,225,880	9,227,900	10,510,409
Not later than one year [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	19,894,034	19,474,294	19,263,182
Not later than one year [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	531,000	951,504	371,995
Not later than one year [Member] | 6% Compulsory Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	72,000	240,000
Not later than one year [Member] | 9% Cumulative Non-convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	30,000
Not later than one year [Member] | 6% Non Cumulative Compulsory convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows		0
Not later than one year [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	587,700	585,790	507,037
Not later than one year [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,594,551	2,039,600	60,742
Not later than one year [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	5,557,466	5,680,600	6,706,849
Not later than one year [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,295,437	748,900	1,106,150
Not later than one year [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	10,225,880	9,227,900	10,510,409
Later than one year and not later than three years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	12,202,148	8,192,988	4,608,204
Later than one year and not later than three years [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0	0
Later than one year and not later than three years [Member] | 6% Compulsory Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,272,000	480,000
Later than one year and not later than three years [Member] | 9% Cumulative Non-convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	30,000
Later than one year and not later than three years [Member] | 6% Non Cumulative Compulsory convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows		0
Later than one year and not later than three years [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	773,500	788,588	733,287
Later than one year and not later than three years [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	17,945	19,900	0
Later than one year and not later than three years [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	7,922,227	5,755,100	2,832,392
Later than one year and not later than three years [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	2,186,476	1,149,400	1,042,525
Later than one year and not later than three years [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0	0
Later than three years and not later than five years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	6,837,008	6,298,716	2,649,532
Later than three years and not later than five years [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0	0
Later than three years and not later than five years [Member] | 6% Compulsory Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	480,000
Later than three years and not later than five years [Member] | 9% Cumulative Non-convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	30,000
Later than three years and not later than five years [Member] | 6% Non Cumulative Compulsory convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows		0
Later than three years and not later than five years [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	531,200	555,216	430,022
Later than three years and not later than five years [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0	0
Later than three years and not later than five years [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	5,536,029	4,800,000	1,499,683
Later than three years and not later than five years [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	739,779	463,500	719,827
Later than three years and not later than five years [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0	0
Later than five years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	10,226,100	8,851,936	4,043,454
Later than five years [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0	0
Later than five years [Member] | 6% Compulsory Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	960,000
Later than five years [Member] | 9% Cumulative Non-convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	30,000
Later than five years [Member] | 6% Non Cumulative Compulsory convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows		500,000
Later than five years [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	6,696,300	3,773,736	2,611,603
Later than five years [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0	0
Later than five years [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	3,499,800	3,618,200	447,051
Later than five years [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0	984,800
Later than five years [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0	0
Contractual Cash Flows [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	49,159,290	42,817,934	30,564,373
Contractual Cash Flows [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	531,000	951,504	371,995
Contractual Cash Flows [Member] | 6% Compulsory Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,344,000	2,160,000
Contractual Cash Flows [Member] | 9% Cumulative Non-convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	120,000
Contractual Cash Flows [Member] | 6% Non Cumulative Compulsory convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows		500,000
Contractual Cash Flows [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	8,588,700	5,703,330	4,281,949
Contractual Cash Flows [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,612,496	2,059,500	60,742
Contractual Cash Flows [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	22,515,522	19,853,900	11,485,975
Contractual Cash Flows [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	4,221,692	2,361,800	3,853,303
Contractual Cash Flows [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	₨ 10,225,880	₨ 9,227,900	₨ 10,510,409